Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.31513%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$910,098.83

Principal:
Principal Collections	$18,174,366.74
Prepayments in Full	$8,851,671.18
Liquidation Proceeds	$201,845.29
Recoveries	$158,684.86
Sub Total	$27,386,568.07
Collections	$28,296,666.90

Purchase Amounts:
Purchase Amounts Related to Principal	$341,582.89
Purchase Amounts Related to Interest	$1,061.71
Sub Total	$342,644.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,639,311.50

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,639,311.50
Servicing Fee	$395,495.61	$395,495.61	$0.00	$0.00	$28,243,815.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,243,815.89
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,243,815.89
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,243,815.89
Interest - Class A-3 Notes	$269,339.62	$269,339.62	$0.00	$0.00	$27,974,476.27
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$27,757,676.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,757,676.27
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$27,669,662.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,669,662.94
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$27,606,520.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,606,520.94
Regular Principal Payment	$25,545,443.17	$25,545,443.17	$0.00	$0.00	$2,061,077.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,061,077.77
Residual Released to Depositor	$0.00	$2,061,077.77	$0.00	$0.00	$0.00
Total		$28,639,311.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,545,443.17
Total					$25,545,443.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,545,443.17	$56.58	$269,339.62	$0.60	$25,814,782.79	$57.18
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$25,545,443.17	$16.25	$637,294.95	$0.41	$26,182,738.12	$16.66

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$193,537,449.42	0.4286544	$167,992,006.25	0.3720753
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$407,627,449.42	0.2593396	$382,082,006.25	0.2430872

Pool Information
Weighted Average APR	2.275%	2.273%
Weighted Average Remaining Term	30.31	29.50
Number of Receivables Outstanding	35,576	34,479
Pool Balance	$474,594,735.67	$446,800,577.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$439,063,189.11	$413,517,745.94
Pool Factor	0.2762446	0.2600666

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$33,282,831.68
Targeted Overcollateralization Amount	$64,718,571.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,718,571.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$224,691.95
(Recoveries)		145	$158,684.86
Net Loss for Current Collection Period			$66,007.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1669%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5335%
Second Prior Collection Period			0.3159%
Prior Collection Period			0.5539%
Current Collection Period			0.1719%
Four Month Average (Current and Prior Three Collection Periods)			0.3938%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,262	$13,475,766.76
(Cumulative Recoveries)			$2,108,456.23
Cumulative Net Loss for All Collection Periods			$11,367,310.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6617%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,131.14
Average Net Loss for Receivables that have experienced a Realized Loss			$3,484.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	346	$5,954,886.84
61-90 Days Delinquent	0.14%	33	$633,915.23
91-120 Days Delinquent	0.06%	11	$247,800.74
Over 120 Days Delinquent	0.20%	37	$886,763.51
Total Delinquent Receivables	1.73%	427	$7,723,366.32

Repossession Inventory:
Repossessed in the Current Collection Period		20	$326,513.81
Total Repossessed Inventory		29	$555,091.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2400%
Prior Collection Period			0.2221%
Current Collection Period			0.2349%
Three Month Average			0.2323%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3958%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer